N-4	Apr. 04, 2024 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
Entity Central Index Key	0001298892
Entity Investment Company Type	N-4
Document Period End Date	Apr. 04, 2024
Amendment Flag	false
Unallocated Group Variable Annuity
Prospectus:
Fees and Expenses [Text Block]
Fees and Expenses	Location in Prospectus
Charges for Early Withdrawals
If You withdraw money during the first 5Contract Years(or the first 8
Contract Years if the Contract was issued before May 24, 2005), You may be assessed a surrender charge of up to 5%, as a percentage of the amount withdrawn.
For example, if You make an early withdrawal, You could pay a surrender charge of up to $5,000 on a $100,000 investment.
Fee Table and Examples Charges and Deductions – Surrender Charge
Transaction Charges
In addition to charges for early withdrawals, You may also be charged for other transactions. There may be taxes on Purchase Payments.
Transfer Fee. Currently, We do not charge for transfers. However, We reserve the right to charge for transfers after the first 12 transfers per year.
Fee Table and Examples Charges and Deductions
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to Your Contract specifications page for information about the specific fees You will pay each year based on the options You have elected.
				Fee Table and Examples Charges and Deductions Appendix A: Underlying Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.58%	1.58%
	Investment options (Portfolio Company fees and expenses)[2]	0.28%	1.36%
	1 As a percentage of average daily net assets of the Separate Account. [2] As a percentage of Underlying Fund assets before temporary expense reimbursements and/or fee waivers.

Because Your Contract is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning Your
Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost $1,650	Highest Annual Cost $2,534
	Assumes:	Assumes:
	•Investment of $100,000 •5% annual appreciation •Least expensive Portfolio Company fees and expenses •No additional Purchase Payments, transfers, or withdrawals	•Investment of $100,000 •5% annual appreciation •Most expensive Portfolio Company fees and expenses •No additional Purchase Payments, transfers, or withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
If You withdraw money during the first 5Contract Years(or the first 8
Contract Years if the Contract was issued before May 24, 2005), You may be assessed a surrender charge of up to 5%, as a percentage of the amount withdrawn.
For example, if You make an early withdrawal, You could pay a surrender charge of up to $5,000 on a $100,000 investment.
Fee Table and Examples Charges and Deductions – Surrender Charge

Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Amount Surrendered) Maximum [Percent]	5.00%
Surrender Charge Example Maximum [Dollars]	$ 5,000
Transaction Charges [Text Block]
Transaction Charges
In addition to charges for early withdrawals, You may also be charged for other transactions. There may be taxes on Purchase Payments.
Transfer Fee. Currently, We do not charge for transfers. However, We reserve the right to charge for transfers after the first 12 transfers per year.
Fee Table and Examples Charges and Deductions

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to Your Contract specifications page for information about the specific fees You will pay each year based on the options You have elected.
				Fee Table and Examples Charges and Deductions Appendix A: Underlying Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.58%	1.58%
	Investment options (Portfolio Company fees and expenses)[2]	0.28%	1.36%
	1 As a percentage of average daily net assets of the Separate Account. [2] As a percentage of Underlying Fund assets before temporary expense reimbursements and/or fee waivers.

Because Your Contract is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning Your
Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost $1,650	Highest Annual Cost $2,534
	Assumes:	Assumes:
	•Investment of $100,000 •5% annual appreciation •Least expensive Portfolio Company fees and expenses •No additional Purchase Payments, transfers, or withdrawals	•Investment of $100,000 •5% annual appreciation •Most expensive Portfolio Company fees and expenses •No additional Purchase Payments, transfers, or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.58%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.58%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of average daily net assets of the Separate Account.
Investment Options (of Other Amount) Minimum [Percent]	0.28%
Investment Options (of Other Amount) Maximum [Percent]	1.36%
Investment Options Footnotes [Text Block]	As a percentage of Underlying Fund assets before temporary expense reimbursements and/or fee waivers.
Lowest Annual Cost [Dollars]	$ 1,650
Highest Annual Cost [Dollars]	$ 2,534
Risks [Table Text Block]
	Risks	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
•This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•Surrender charges may apply for the first 5 years of the Contract (or
8 years for Contracts issued before May 24, 2005). Surrender charges will reduce the value of Your Contract if You withdraw money during that time period.
•The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.
Principal Risks of Investing in the Contract
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g.,Underlying Funds).
•Each investment option, including the Fixed Account, has its own unique risks.
•You should review the prospectuses for the available Underlying Funds and the prospectus disclosure for the Fixed Account before making an investment decision.
Principal Risks of Investing in the Contract
Insurance Company Risks
An investment in the Contract is subject to the risks related to Us. Any obligations (including under the Fixed Account) and guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to Our claims-paying ability. If We experience financial distress, We may not be able to meet Our obligations to You. More information about
Brighthouse Life Insurance Company, including Our financial strength ratings, is available by contacting Us at (888) 243-1968.
Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	Currently, We allow unlimited transfers without charge among investment options during the Accumulation Period. However, We reserve the right to impose a charge for transfers in excess of 12 per year.•We reserve the right to limit the number of transfers in circumstances of frequent or large transfers.•Transfers to and from the Fixed Account are subject to special limitations.•We reserve the right to remove or substitute the Underlying Funds that are available as investment options under the Contract.•If You participate through a retirement Plan, your Plan may limit your Funding Options.
Optional Benefit Restrictions [Text Block]	You must select a specific Annuity option to exercise the Variable Liquidity Benefit during the Annuity Period.• We may stop offering this optional benefit at any time for new sales.•The availability of benefits may vary by employer or Plan administrator. You should reference Your Plan documents or speak with Your employer or Plan administrator for the benefits available to You.
Tax Implications [Text Block]	Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.•If You purchase the Contract through a tax-qualified plan or individual retirement account, You do not get any additional tax benefit.•You will generally not be taxed on increases in the value of the Contract until they are withdrawn. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties if You take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	Investment professionals may receive compensation for selling this Contract in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence an investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
Exchanges [Text Block]	If You already own an insurance contract, some investment professionals may have a financial incentive to offer You a new contract in place of the one You own. You should only exchange a contract You already own if You determine, after comparing the features, fees, and risks of both contracts, that it is better for You to purchase the new contract rather than continue to own Your existing contract.
Item 4. Fee Table [Text Block]	Fee Table and Examples
The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering, or making withdrawals from the Contract. Please refer to Your Contract specifications page for information about the specific fees You will pay each year based on the options You have selected. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract, make withdrawals from the Contract, or transfer Contract Value between investment options. State premium taxes of 0% to 3.5% may also be deducted.Transaction Expenses
Surrender Charge(1), (2)	5%
(as a percentage of amount surrendered)
(1)For Contracts issued on or after May 24, 2005, the surrender charge declines to zero after the end of the 5thContract Year. During the Annuity Period, if you elect the Variable Liquidity Benefit, there is a charge of 5% of the amounts withdrawn for the first five years. Starting at year six, the Variable Liquidity Benefit charge is zero. This charge is not assessed during the Accumulation Period. (Please refer to “Payment Options” section for a description of this benefit.) The charge is as follows:
Contract Year		Surrender Charge
Greater than or Equal to	But less than
0 years	1 years	5%
1 years	2 years	4%
2 years	3 years	3%
3 years	4 years	2%
4 years	5 years	1%
5 + years		0%
(2)For Contracts issued before May 24, 2005, the surrender charge declines to zero after the end of the 8thContract Year. During the Annuity Period, if you elect the Variable Liquidity Benefit, there is a charge of 5% of the amounts withdrawn for the first eight years. Starting at year nine, the Variable Liquidity Benefit charge is zero. This charge is not assessed during the Accumulation Period. (Please refer to “Payment Options” section for a description of this benefit.) The charge is as follows:
Contract Year		Surrender Charge
Greater than or Equal to	But less than
0 years	2 years	5%
2 years	4 years	4%
4 years	6 years	3%
6 years	8 years	2%
8 + years		0%
The next tables describe the fees and expenses that You will pay each year during the time that You own the Contract, not including Underlying Fund fees and expenses. Annual Contract Expenses
Base Contract Charge(1)
(as a percentage of the average daily net assets of the Separate Account)
Aggregate Contract Assets	Base Contract Charge
$0 — $499,999.99	1.50%
$500,000 — $999,999.99	1.30%
$1,000,000 — $1,999,999.99	1.20%
$2,000,000 — $2,999,999.99	1.10%
$3,000,000 — $3,999,999.99	1.00%
$4,000,000 and over	0.85%
(1)We call this the “daily asset charge” or "mortality and expense risk charge" in Your Contract as well as in other places in the prospectus. We will waive a portion of this charge in connection with investments in certain Subaccounts. See the “Charges and Deductions” section of the prospectus under the sub-heading "Mortality and Expense Risk Charge”.The next table shows the minimum and maximum total operating expenses charged by the Underlying Funds that You may pay periodically during the time that You own the Contract. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in Appendix A.Annual Underlying Fund Expenses
	Minimum	Maximum
Total Annual Underlying Fund Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.28%	1.36%

Transaction Expenses [Table Text Block]	Transaction Expenses (1)For Contracts issued on or after May 24, 2005, the surrender charge declines to zero after the end of the 5thContract Year. During the Annuity Period, if you elect the Variable Liquidity Benefit, there is a charge of 5% of the amounts withdrawn for the first five years. Starting at year six, the Variable Liquidity Benefit charge is zero. This charge is not assessed during the Accumulation Period. (Please refer to “Payment Options” section for a description of this benefit.) The charge is as follows:(2)For Contracts issued before May 24, 2005, the surrender charge declines to zero after the end of the 8thContract Year. During the Annuity Period, if you elect the Variable Liquidity Benefit, there is a charge of 5% of the amounts withdrawn for the first eight years. Starting at year nine, the Variable Liquidity Benefit charge is zero. This charge is not assessed during the Accumulation Period. (Please refer to “Payment Options” section for a description of this benefit.) The charge is as follows:
Deferred Sales Load (of Purchase Payments), Current [Percent]	5.00%
Deferred Sales Load, Footnotes [Text Block]	For Contracts issued on or after May 24, 2005, the surrender charge declines to zero after the end of the 5thContract Year. During the Annuity Period, if you elect the Variable Liquidity Benefit, there is a charge of 5% of the amounts withdrawn for the first five years. Starting at year six, the Variable Liquidity Benefit charge is zero. This charge is not assessed during the Accumulation Period. (Please refer to “Payment Options” section for a description of this benefit.) The charge is as follows:(2)For Contracts issued before May 24, 2005, the surrender charge declines to zero after the end of the 8thContract Year. During the Annuity Period, if you elect the Variable Liquidity Benefit, there is a charge of 5% of the amounts withdrawn for the first eight years. Starting at year nine, the Variable Liquidity Benefit charge is zero. This charge is not assessed during the Accumulation Period. (Please refer to “Payment Options” section for a description of this benefit.) The charge is as follows:The next tables describe the fees and expenses that You will pay each year during the time that You own the Contract, not including Underlying Fund fees and expenses. Annual Contract Expenses (1)We call this the “daily asset charge” or "mortality and expense risk charge" in Your Contract as well as in other places in the prospectus. We will waive a portion of this charge in connection with investments in certain Subaccounts. See the “Charges and Deductions” section of the prospectus under the sub-heading "Mortality and Expense Risk Charge”.The next table shows the minimum and maximum total operating expenses charged by the Underlying Funds that You may pay periodically during the time that You own the Contract. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in Appendix A.Annual Underlying Fund Expenses Example These examples are intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Transaction Expenses, Annual Contract Expenses, and Annual Underlying Fund Expenses. These examples assume that You invest $100,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. These examples also assume that You have allocated all of Your Contract Value to either the Underlying Fund with the Maximum Total Annual Underlying Fund Expenses or the Underlying Fund with the Minimum Total Annual Underlying Fund Expenses. Although Your actual costs may be higher or lower, based on these assumptions Your cost would be:For Contracts issued on or after May 24, 2005: For Contracts issued before May 24, 2005:
Annual Contract Expenses [Table Text Block]	Annual Contract Expenses (1)We call this the “daily asset charge” or "mortality and expense risk charge" in Your Contract as well as in other places in the prospectus. We will waive a portion of this charge in connection with investments in certain Subaccounts. See the “Charges and Deductions” section of the prospectus under the sub-heading "Mortality and Expense Risk Charge”.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.50%
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.85%
Base Contract Expense, Footnotes [Text Block]	We call this the “daily asset charge” or "mortality and expense risk charge" in Your Contract as well as in other places in the prospectus. We will waive a portion of this charge in connection with investments in certain Subaccounts. See the “Charges and Deductions” section of the prospectus under the sub-heading "Mortality and Expense Risk Charge”.
Offered Starting [Date]	May 24, 2005
Annual Portfolio Company Expenses [Table Text Block]
	Minimum	Maximum
Total Annual Underlying Fund Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.28%	1.36%

Portfolio Company Expenses [Text Block]	(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.28%
Portfolio Company Expenses Maximum [Percent]	1.36%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 7,860
Surrender Expense, 1 Year, Minimum [Dollars]	6,780
Surrender Expense, 3 Years, Maximum [Dollars]	11,766
Surrender Expense, 3 Years, Minimum [Dollars]	8,515
Surrender Expense, 5 Years, Maximum [Dollars]	14,927
Surrender Expense, 5 Years, Minimum [Dollars]	9,493
Surrender Expense, 10 Years, Maximum [Dollars]	31,521
Surrender Expense, 10 Years, Minimum [Dollars]	20,616
Annuitized Expense, 1 Year, Maximum [Dollars]	2,860
Annuitized Expense, 1 Year, Minimum [Dollars]	1,780
Annuitized Expense, 3 Years, Maximum [Dollars]	8,766
Annuitized Expense, 3 Years, Minimum [Dollars]	5,515
Annuitized Expense, 5 Years, Maximum [Dollars]	14,927
Annuitized Expense, 5 Years, Minimum [Dollars]	9,493
Annuitized Expense, 10 Years, Maximum [Dollars]	31,521
Annuitized Expense, 10 Years, Minimum [Dollars]	20,616
No Surrender Expense, 1 Year, Maximum [Dollars]	2,860
No Surrender Expense, 1 Year, Minimum [Dollars]	1,780
No Surrender Expense, 3 Years, Maximum [Dollars]	8,766
No Surrender Expense, 3 Years, Minimum [Dollars]	5,515
No Surrender Expense, 5 Years, Maximum [Dollars]	14,927
No Surrender Expense, 5 Years, Minimum [Dollars]	9,493
No Surrender Expense, 10 Years, Maximum [Dollars]	31,521
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 20,616
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract
Unsuitable as Short-Term Savings Vehicle. The Contract is intended for retirement savings or other long-term investment purposes. It is not suitable as a short-term savings vehicle. This means if You plan to withdraw money or surrender the Contract for short-term needs, it may not be the right Contract for You. A charge may be assessed on withdrawals and surrenders, and it could be substantial. Please discuss Your insurance needs and financial objectives with Your financial representative. Investment Risk. You bear the risk of any decline in the value of Your Contract resulting from the performance of the Funding Options You have chosen. Your Contract Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Funding Option’s Underlying Fund. This risk could have a significant negative impact on certain benefits and guarantees under the Contract. The investment risks are described in the prospectuses for the Underlying Funds. Insurance Company Risk. It is possible that We could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the obligations and guarantees and benefits that exceed the assets in the Separate Account that We promise. Likewise, Our experiencing financial difficulty could impair Our ability to fulfill Our obligations under the Fixed Account offered under this Contract. Tax Consequences. Withdrawals are generally taxable (to the extent of any earnings in the Contract), and prior to age 59 ½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains. Plan Terms Risk. If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights or choices as described in this prospectus are subject to the Plan’s terms. For example, limitations on Your rights may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options. We may rely on Your employer’s or the Plan Administrator’s statements to Us as to the terms of the Plan or Your entitlement to any amounts. We are not a party to Your employer’s retirement Plan. We will not be responsible for determining what Your Plan says. You should consult the Contract and Plan document to see how You may be affected. An involuntary distribution to You from Your Plan may be subject to withdrawal charges under the Contract. Cybersecurity and Certain Business Continuity Risks. Our variable annuity contract business is largely conducted through complex information technology and communications systems operated by Us and Our service providers and business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of Our variable annuity contracts). Our operations rely on the secure processing, storage and transmission of confidential and other information in Our systems and the systems of third party service providers. For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems. We have established administrative and technical controls and business continuity and resilience plans to protect Our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, the techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources including terrorists, nation states, financially motivated actors, internal actors, or third parties, such as external service providers, and the techniques used change frequently or are often not recognized until after they have been launched. The rapid evolution and increased adoption of artificial intelligence technologies may intensify Our cybersecurity risks, including the deployment of artificial intelligence technologies by threat actors. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. A cyber-attack could have a material, negative impact on Us and the Separate Account, as well as individual Owners and their Contracts. There are inherent limitations in Our plans and systems, including the possibility that certain risks have not been identified or that unknown threats may emerge in the future. Unanticipated problems with, or failures of, Our disaster recovery systems and business continuity plans could have a material impact on Our ability to conduct business and on Our financial condition and operations, and such events could result in regulatory fines or sanctions, litigation, penalties or financial losses, reputational harm, loss of customers, and/or additional compliance costs for Us. Our operations also could be negatively impacted by a cyber-attack affecting a third party, such as a service provider, business partner, another participant in the financial markets or a governmental or regulatory authority. Potential attacks can occur through a variety of sources, including, but not limited to, cyber-attacks, phishing attacks, account takeover attempts, the introduction of computer viruses or malicious code, ransomware or other extortion tactics, denial of service attacks, credential stuffing, and other computer-related penetrations. Hardware, software or applications developed by us or received from third parties may contain exploitable vulnerabilities, bugs, or defects in design, maintenance or manufacture or other issues that could compromise information and cybersecurity. Malicious actors may attempt to fraudulently induce employees, customers, or other users of our systems to disclose credentials or other similar sensitive information in order to gain access to our systems or data, or that of our customers, through social engineering, phishing, mobile phone malware, and other methods. Cybersecurity threats can originate from a wide variety of sources including, but not limited to, natural catastrophe, military or terrorist actions, public health crises (such as the COVID-19 pandemic), and unanticipated problems with our or our service providers’ disaster recovery systems. Such disasters and events may adversely affect Our ability to conduct business or administer the contract, particularly if Our employees or the employees of Our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cyber-attacks, disruptions or failures to Our business operations can interfere with Our processing of Contract transactions, including the processing of transfer orders from Our website or with the Underlying Funds; impact Our ability to calculate Accumulation Unit values; cause the release and/or possible loss, misappropriation or corruption of confidential Owner or business information; or impede order processing or cause other operational issues. Cyber-attacks, disruptions or failures may also impact the issuers of securities in which the Underlying Funds invest, and it is possible the funds underlying Your Contract could lose value. There can be no assurance that We or Our service providers or the Underlying Funds will avoid losses affecting Your Contract due to cyber-attacks, disruptions or failures in the future. Although We continually make efforts to identify and reduce Our exposure to cybersecurity risk, there is no guarantee that We will be able to successfully manage and mitigate this risk at all times. Furthermore, We cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Underlying Funds invest.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Available Under the Contract
The following table summarizes information about the benefits under the Contract.
Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Death Benefit	Provides a death benefit at least equal to the Contract Value (less any amounts due) to Your Beneficiary(ies) if You die during the Accumulation Period	Standard	No Charge
•Amount payable
depends on multiple
factors, such as type of
Contract, age at time of
death, Contract Value,
total Purchase Payments,
and prior withdrawals
•Withdrawals may
significantly reduce the
benefit
•Not available under all
Contracts

Variable Liquidity Benefit	Provides liquidity during the Annuity Period by allowing the Owner to take withdrawals during the Annuity Period based on the present value of Your remaining Annuity Payments	Optional	5% upon exercise (as a percentage of the amount withdrawn)	•Only offered in connection with a specific Annuity option that includes payments for a fixed period •Withdrawals may significantly reduce or eliminate remaining Annuity Payments
Each of these benefits are discussed more fully, as follows: the Death Benefit is discussed in the prospectus section entitled “Death Benefit” and the Variable Liquidity Benefit is discussed in the prospectus section entitled “The Annuity Period.” The availability of benefits may vary by employer or Plan administrator. You should reference Your Plan documents or speak with Your employer or Plan administrator for the benefits available to You.
Benefits Available [Table Text Block]
Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Death Benefit	Provides a death benefit at least equal to the Contract Value (less any amounts due) to Your Beneficiary(ies) if You die during the Accumulation Period	Standard	No Charge
•Amount payable
depends on multiple
factors, such as type of
Contract, age at time of
death, Contract Value,
total Purchase Payments,
and prior withdrawals
•Withdrawals may
significantly reduce the
benefit
•Not available under all
Contracts

Variable Liquidity Benefit	Provides liquidity during the Annuity Period by allowing the Owner to take withdrawals during the Annuity Period based on the present value of Your remaining Annuity Payments	Optional	5% upon exercise (as a percentage of the amount withdrawn)	•Only offered in connection with a specific Annuity option that includes payments for a fixed period •Withdrawals may significantly reduce or eliminate remaining Annuity Payments

Name of Benefit [Text Block]	Name of Benefit
Purpose of Benefit [Text Block]	Purpose
Brief Restrictions / Limitations [Text Block]	Brief Description ofRestrictions /Limitations
Name of Benefit [Text Block]	Name of Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A
Underlying Funds Available Under the Contract The following is a list of Underlying Funds under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at https://dfinview.com/BHF/TAHD/BHF122. You can also request this information at no cost by calling (833) 208-3018 or sending an email request to rcg@brighthousefinancial.com. Availability of Underlying Funds may vary by employer or Plan administrator. You should reference Your Plan documents or speak with Your employer or Plan administrator for the Underlying Funds available to You. The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	American Funds Global Growth Fund — Class 2# Capital Research and Management CompanySM	0.66%	22.60%	13.65%	9.58%
Seeks growth of capital.	American Funds Growth Fund — Class 2 Capital Research and Management CompanySM	0.59%	38.49%	18.68%	14.36%
Seeks long-term growth of capital and income.	American Funds Growth-Income Fund — Class 2 Capital Research and Management CompanySM	0.53%	26.14%	13.36%	10.91%
Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock High Yield Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.	0.65%	13.41%	5.92%	4.79%
Seeks growth of capital.	Brighthouse Asset Allocation 100 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.99%	20.81%	11.55%	7.92%
Seeks long-term capital appreciation.	Brighthouse Small Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust, and Allspring Global Investments, LLC	1.12%	13.95%	10.81%	7.17%
Seeks long-term capital appreciation.	Brighthouse/Wellington Large Cap Research Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.69%	25.51%	15.21%	11.54%
Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	CBRE Global Real Estate Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.65%	12.87%	6.40%	4.65%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation.	Harris Oakmark International Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.73%	19.26%	7.50%	3.45%
Seeks capital growth and income.	Invesco Comstock Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.81%	12.21%	13.33%	8.86%
Seeks capital appreciation.	Invesco Global Equity Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.73%	34.73%	12.31%	8.52%
Seeks long-term growth of capital.	Loomis Sayles Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.55%	52.06%	16.39%	10.80%
Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	PIMCO Total Return Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.80%	6.05%	1.01%	1.60%
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.78%	9.64%	11.26%	8.66%
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class E†† Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.68%	9.78%	11.38%	—
Seeks high total return by investing in equity securities of mid-sized companies.	Victory Sycamore Mid Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.	0.85%	9.94%	14.38%	8.30%
Seeks a competitive total return primarily from investing in fixed-income securities.	BlackRock Bond Income Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.39%	5.84%	1.53%	2.20%
Seeks long-term growth of capital.	BlackRock Capital Appreciation Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.57%	49.61%	16.15%	12.88%
Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	BlackRock Ultra-Short Term Bond Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.51%	4.90%	1.60%	1.06%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Asset Allocation 20 Portfolio — Class B#‡ Brighthouse Investment Advisers, LLC	0.89%	7.83%	3.62%	3.05%
Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Asset Allocation 40 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.89%	10.52%	5.60%	4.34%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Asset Allocation 60 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.91%	13.59%	7.72%	5.67%
Seeks growth of capital.	Brighthouse Asset Allocation 80 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.94%	17.30%	9.75%	6.91%
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.61%	7.66%	13.12%	10.36%
Seeks maximum capital appreciation.	Frontier Mid Cap Growth Portfolio — Class D# Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.81%	17.88%	11.15%	9.17%
Seeks long-term growth of capital.	Jennison Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.80%	52.86%	17.69%	14.03%
Seeks to track the performance of the Bloomberg U.S. Aggregate Bond Index.	MetLife Aggregate Bond Index Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.28%	5.20%	0.87%	1.57%
Seeks to track the performance of the MSCI EAFE® Index.	MetLife MSCI EAFE® Index Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.39%	17.93%	7.99%	4.05%
Seeks to track the performance of the Russell 2000® Index.	MetLife Russell 2000® Index Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.32%	16.80%	9.90%	7.16%
Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	MetLife Stock Index Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.26%	25.94%	15.39%	11.75%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks a favorable total return through investment in a diversified portfolio.	MFS® Total Return Portfolio — Class F# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.82%	10.19%	8.31%	6.38%
Seeks capital appreciation.	MFS® Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.58%	8.15%	11.55%	8.78%
Seeks high total return, consisting principally of capital appreciation.	Neuberger Berman Genesis Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.80%	15.53%	12.40%	8.75%
Seeks long-term growth of capital.	T. Rowe Price Large Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.82%	46.53%	13.23%	11.60%
Seeks long-term capital growth.	T. Rowe Price Small Cap Growth Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.76%	21.28%	11.56%	9.17%
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.56%	9.44%	2.80%	3.01%
Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Western Asset Management U.S. Government Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.50%	4.87%	0.95%	1.23%
Seeks long-term capital appreciation.	Contrafund® Portfolio — Service Class 2 Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.81%	33.12%	16.36%	11.33%
Seeks long-term growth of capital.	Mid Cap Portfolio — Service Class 2 Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.82%	14.80%	12.17%	7.85%
Seeks long-term capital growth.	Franklin Small-Mid Cap Growth VIP Fund — Class 2# Franklin Advisers, Inc.	1.08%	26.74%	13.51%	8.96%
Seeks long-term capital appreciation.	Templeton Developing Markets VIP Fund — Class 2# Templeton Asset Management Ltd. Subadviser: Franklin Templeton Investment Management Limited	1.35%	12.62%	4.22%	2.32%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term capital growth.	Templeton Foreign VIP Fund — Class 2# Templeton Investment Counsel, LLC	1.07%	20.76%	5.27%	1.28%
Seeks long-term growth of capital.	Janus Henderson Enterprise Portfolio — Service Shares Janus Henderson Investors US LLC	0.97%	17.78%	13.14%	11.82%
Seeks to maximize total return, consistent with prudent investment management. Total return consists of income and capital appreciation.	Western Asset Corporate Bond Fund — Class A Legg Mason Partners Fund Advisor, LLC Subadviser: Western Asset Management Company, LLC	0.88%	7.41%	2.36%	3.00%
Seeks long-term capital growth.	ClearBridge Small Cap Value Fund — Class A# Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.35%	14.48%	10.06%	4.80%
Seeks long-term capital appreciation.	ClearBridge Variable Appreciation Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.72%	19.71%	14.07%	10.88%
Seeks dividend income, growth of dividend income and long-term capital appreciation.	ClearBridge Variable Dividend Strategy Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.75%	14.20%	13.52%	10.33%
Seeks capital appreciation.	ClearBridge Variable Growth Portfolio — Class I^ Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.85%	24.43%	8.31%	6.64%
Seeks long-term growth of capital.	ClearBridge Variable Large Cap Growth Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.76%	44.02%	15.51%	13.27%
Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.	ClearBridge Variable Large Cap Value Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.72%	15.09%	13.02%	8.99%
Seeks long-term growth of capital.	ClearBridge Variable Small Cap Growth Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.80%	8.40%	9.56%	7.89%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to maximize total return.	Western Asset Variable Global High Yield Bond Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Pte. Ltd.	0.83%	10.26%	3.42%	2.89%
#Certain Underlying Funds and their investment advisers have entered into temporary expense reimbursements and/or fee waivers, which are reflected in the Current Expenses. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.‡This Underlying Fund is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Underlying Fundinvests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.^Prior to May 1, 2024, this Underlying Fund was known as ClearBridge Variable Aggressive Growth Portfolio.††Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
Prospectuses Available [Text Block]	The following is a list of Underlying Funds under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at https://dfinview.com/BHF/TAHD/BHF122. You can also request this information at no cost by calling (833) 208-3018 or sending an email request to rcg@brighthousefinancial.com. Availability of Underlying Funds may vary by employer or Plan administrator. You should reference Your Plan documents or speak with Your employer or Plan administrator for the Underlying Funds available to You. The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	American Funds Global Growth Fund — Class 2# Capital Research and Management CompanySM	0.66%	22.60%	13.65%	9.58%
Seeks growth of capital.	American Funds Growth Fund — Class 2 Capital Research and Management CompanySM	0.59%	38.49%	18.68%	14.36%
Seeks long-term growth of capital and income.	American Funds Growth-Income Fund — Class 2 Capital Research and Management CompanySM	0.53%	26.14%	13.36%	10.91%
Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock High Yield Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.	0.65%	13.41%	5.92%	4.79%
Seeks growth of capital.	Brighthouse Asset Allocation 100 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.99%	20.81%	11.55%	7.92%
Seeks long-term capital appreciation.	Brighthouse Small Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust, and Allspring Global Investments, LLC	1.12%	13.95%	10.81%	7.17%
Seeks long-term capital appreciation.	Brighthouse/Wellington Large Cap Research Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.69%	25.51%	15.21%	11.54%
Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	CBRE Global Real Estate Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.65%	12.87%	6.40%	4.65%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation.	Harris Oakmark International Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.73%	19.26%	7.50%	3.45%
Seeks capital growth and income.	Invesco Comstock Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.81%	12.21%	13.33%	8.86%
Seeks capital appreciation.	Invesco Global Equity Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.73%	34.73%	12.31%	8.52%
Seeks long-term growth of capital.	Loomis Sayles Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.55%	52.06%	16.39%	10.80%
Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	PIMCO Total Return Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.80%	6.05%	1.01%	1.60%
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.78%	9.64%	11.26%	8.66%
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class E†† Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.68%	9.78%	11.38%	—
Seeks high total return by investing in equity securities of mid-sized companies.	Victory Sycamore Mid Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.	0.85%	9.94%	14.38%	8.30%
Seeks a competitive total return primarily from investing in fixed-income securities.	BlackRock Bond Income Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.39%	5.84%	1.53%	2.20%
Seeks long-term growth of capital.	BlackRock Capital Appreciation Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.57%	49.61%	16.15%	12.88%
Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	BlackRock Ultra-Short Term Bond Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.51%	4.90%	1.60%	1.06%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Asset Allocation 20 Portfolio — Class B#‡ Brighthouse Investment Advisers, LLC	0.89%	7.83%	3.62%	3.05%
Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Asset Allocation 40 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.89%	10.52%	5.60%	4.34%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Asset Allocation 60 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.91%	13.59%	7.72%	5.67%
Seeks growth of capital.	Brighthouse Asset Allocation 80 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.94%	17.30%	9.75%	6.91%
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.61%	7.66%	13.12%	10.36%
Seeks maximum capital appreciation.	Frontier Mid Cap Growth Portfolio — Class D# Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.81%	17.88%	11.15%	9.17%
Seeks long-term growth of capital.	Jennison Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.80%	52.86%	17.69%	14.03%
Seeks to track the performance of the Bloomberg U.S. Aggregate Bond Index.	MetLife Aggregate Bond Index Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.28%	5.20%	0.87%	1.57%
Seeks to track the performance of the MSCI EAFE® Index.	MetLife MSCI EAFE® Index Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.39%	17.93%	7.99%	4.05%
Seeks to track the performance of the Russell 2000® Index.	MetLife Russell 2000® Index Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.32%	16.80%	9.90%	7.16%
Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	MetLife Stock Index Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.26%	25.94%	15.39%	11.75%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks a favorable total return through investment in a diversified portfolio.	MFS® Total Return Portfolio — Class F# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.82%	10.19%	8.31%	6.38%
Seeks capital appreciation.	MFS® Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.58%	8.15%	11.55%	8.78%
Seeks high total return, consisting principally of capital appreciation.	Neuberger Berman Genesis Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.80%	15.53%	12.40%	8.75%
Seeks long-term growth of capital.	T. Rowe Price Large Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.82%	46.53%	13.23%	11.60%
Seeks long-term capital growth.	T. Rowe Price Small Cap Growth Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.76%	21.28%	11.56%	9.17%
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.56%	9.44%	2.80%	3.01%
Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Western Asset Management U.S. Government Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.50%	4.87%	0.95%	1.23%
Seeks long-term capital appreciation.	Contrafund® Portfolio — Service Class 2 Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.81%	33.12%	16.36%	11.33%
Seeks long-term growth of capital.	Mid Cap Portfolio — Service Class 2 Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.82%	14.80%	12.17%	7.85%
Seeks long-term capital growth.	Franklin Small-Mid Cap Growth VIP Fund — Class 2# Franklin Advisers, Inc.	1.08%	26.74%	13.51%	8.96%
Seeks long-term capital appreciation.	Templeton Developing Markets VIP Fund — Class 2# Templeton Asset Management Ltd. Subadviser: Franklin Templeton Investment Management Limited	1.35%	12.62%	4.22%	2.32%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term capital growth.	Templeton Foreign VIP Fund — Class 2# Templeton Investment Counsel, LLC	1.07%	20.76%	5.27%	1.28%
Seeks long-term growth of capital.	Janus Henderson Enterprise Portfolio — Service Shares Janus Henderson Investors US LLC	0.97%	17.78%	13.14%	11.82%
Seeks to maximize total return, consistent with prudent investment management. Total return consists of income and capital appreciation.	Western Asset Corporate Bond Fund — Class A Legg Mason Partners Fund Advisor, LLC Subadviser: Western Asset Management Company, LLC	0.88%	7.41%	2.36%	3.00%
Seeks long-term capital growth.	ClearBridge Small Cap Value Fund — Class A# Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.35%	14.48%	10.06%	4.80%
Seeks long-term capital appreciation.	ClearBridge Variable Appreciation Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.72%	19.71%	14.07%	10.88%
Seeks dividend income, growth of dividend income and long-term capital appreciation.	ClearBridge Variable Dividend Strategy Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.75%	14.20%	13.52%	10.33%
Seeks capital appreciation.	ClearBridge Variable Growth Portfolio — Class I^ Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.85%	24.43%	8.31%	6.64%
Seeks long-term growth of capital.	ClearBridge Variable Large Cap Growth Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.76%	44.02%	15.51%	13.27%
Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.	ClearBridge Variable Large Cap Value Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.72%	15.09%	13.02%	8.99%
Seeks long-term growth of capital.	ClearBridge Variable Small Cap Growth Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.80%	8.40%	9.56%	7.89%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to maximize total return.	Western Asset Variable Global High Yield Bond Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Pte. Ltd.	0.83%	10.26%	3.42%	2.89%

Portfolio Company Objective [Text Block]	Investment Objectives
Temporary Fee Reductions, Current Expenses [Text Block]	Certain Underlying Funds and their investment advisers have entered into temporary expense reimbursements and/or fee waivers, which are reflected in the Current Expenses. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.
Unallocated Group Variable Annuity | UnsuitableasShortTermSavingsVehicleMember
Prospectus:
Principal Risk [Text Block]	Unsuitable as Short-Term Savings Vehicle. The Contract is intended for retirement savings or other long-term investment purposes. It is not suitable as a short-term savings vehicle. This means if You plan to withdraw money or surrender the Contract for short-term needs, it may not be the right Contract for You. A charge may be assessed on withdrawals and surrenders, and it could be substantial. Please discuss Your insurance needs and financial objectives with Your financial representative.
Unallocated Group Variable Annuity | InvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Investment Risk. You bear the risk of any decline in the value of Your Contract resulting from the performance of the Funding Options You have chosen. Your Contract Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Funding Option’s Underlying Fund. This risk could have a significant negative impact on certain benefits and guarantees under the Contract. The investment risks are described in the prospectuses for the Underlying Funds.
Unallocated Group Variable Annuity | TaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable (to the extent of any earnings in the Contract), and prior to age 59 ½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.
Unallocated Group Variable Annuity | PlanTermsRiskMember
Prospectus:
Principal Risk [Text Block]	Plan Terms Risk. If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights or choices as described in this prospectus are subject to the Plan’s terms. For example, limitations on Your rights may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options. We may rely on Your employer’s or the Plan Administrator’s statements to Us as to the terms of the Plan or Your entitlement to any amounts. We are not a party to Your employer’s retirement Plan. We will not be responsible for determining what Your Plan says. You should consult the Contract and Plan document to see how You may be affected. An involuntary distribution to You from Your Plan may be subject to withdrawal charges under the Contract.
Unallocated Group Variable Annuity | CybersecurityandCertainBusinessContinuityRisksMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity and Certain Business Continuity Risks. Our variable annuity contract business is largely conducted through complex information technology and communications systems operated by Us and Our service providers and business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of Our variable annuity contracts). Our operations rely on the secure processing, storage and transmission of confidential and other information in Our systems and the systems of third party service providers. For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems. We have established administrative and technical controls and business continuity and resilience plans to protect Our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, the techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources including terrorists, nation states, financially motivated actors, internal actors, or third parties, such as external service providers, and the techniques used change frequently or are often not recognized until after they have been launched. The rapid evolution and increased adoption of artificial intelligence technologies may intensify Our cybersecurity risks, including the deployment of artificial intelligence technologies by threat actors. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. A cyber-attack could have a material, negative impact on Us and the Separate Account, as well as individual Owners and their Contracts. There are inherent limitations in Our plans and systems, including the possibility that certain risks have not been identified or that unknown threats may emerge in the future. Unanticipated problems with, or failures of, Our disaster recovery systems and business continuity plans could have a material impact on Our ability to conduct business and on Our financial condition and operations, and such events could result in regulatory fines or sanctions, litigation, penalties or financial losses, reputational harm, loss of customers, and/or additional compliance costs for Us. Our operations also could be negatively impacted by a cyber-attack affecting a third party, such as a service provider, business partner, another participant in the financial markets or a governmental or regulatory authority. Potential attacks can occur through a variety of sources, including, but not limited to, cyber-attacks, phishing attacks, account takeover attempts, the introduction of computer viruses or malicious code, ransomware or other extortion tactics, denial of service attacks, credential stuffing, and other computer-related penetrations. Hardware, software or applications developed by us or received from third parties may contain exploitable vulnerabilities, bugs, or defects in design, maintenance or manufacture or other issues that could compromise information and cybersecurity. Malicious actors may attempt to fraudulently induce employees, customers, or other users of our systems to disclose credentials or other similar sensitive information in order to gain access to our systems or data, or that of our customers, through social engineering, phishing, mobile phone malware, and other methods. Cybersecurity threats can originate from a wide variety of sources including, but not limited to, natural catastrophe, military or terrorist actions, public health crises (such as the COVID-19 pandemic), and unanticipated problems with our or our service providers’ disaster recovery systems. Such disasters and events may adversely affect Our ability to conduct business or administer the contract, particularly if Our employees or the employees of Our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cyber-attacks, disruptions or failures to Our business operations can interfere with Our processing of Contract transactions, including the processing of transfer orders from Our website or with the Underlying Funds; impact Our ability to calculate Accumulation Unit values; cause the release and/or possible loss, misappropriation or corruption of confidential Owner or business information; or impede order processing or cause other operational issues. Cyber-attacks, disruptions or failures may also impact the issuers of securities in which the Underlying Funds invest, and it is possible the funds underlying Your Contract could lose value. There can be no assurance that We or Our service providers or the Underlying Funds will avoid losses affecting Your Contract due to cyber-attacks, disruptions or failures in the future. Although We continually make efforts to identify and reduce Our exposure to cybersecurity risk, there is no guarantee that We will be able to successfully manage and mitigate this risk at all times. Furthermore, We cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Underlying Funds invest.
Unallocated Group Variable Annuity | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal.
Unallocated Group Variable Annuity | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.•Surrender charges may apply for the first 5 years of the Contract (or 8 years for Contracts issued before May 24, 2005). Surrender charges will reduce the value of Your Contract if You withdraw money during that time period.•The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.
Unallocated Group Variable Annuity | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g.,Underlying Funds).•Each investment option, including the Fixed Account, has its own unique risks.•You should review the prospectuses for the available Underlying Fundsand the prospectus disclosure for the Fixed Account before making an investment decision.
Unallocated Group Variable Annuity | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to Us. Any obligations (including under the Fixed Account) and guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to Our claims-paying ability. If We experience financial distress, We may not be able to meet Our obligations to You. More information about Brighthouse Life Insurance Company, including Our financial strength ratings, is available by contacting Us at (888) 243-1968.
Principal Risk [Text Block]	Insurance Company Risk. It is possible that We could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the obligations and guarantees and benefits that exceed the assets in the Separate Account that We promise. Likewise, Our experiencing financial difficulty could impair Our ability to fulfill Our obligations under the Fixed Account offered under this Contract.
Unallocated Group Variable Annuity | AmericanFundsGlobalGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds Global Growth Fund — Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	22.60%
Average Annual Total Returns, 5 Years [Percent]	13.65%
Average Annual Total Returns, 10 Years [Percent]	9.58%
Unallocated Group Variable Annuity | AmericanFundsGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	American Funds Growth Fund — Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	38.49%
Average Annual Total Returns, 5 Years [Percent]	18.68%
Average Annual Total Returns, 10 Years [Percent]	14.36%
Unallocated Group Variable Annuity | AmericanFundsGrowthIncomeFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and income.
Portfolio Company Name [Text Block]	American Funds Growth-Income Fund — Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	26.14%
Average Annual Total Returns, 5 Years [Percent]	13.36%
Average Annual Total Returns, 10 Years [Percent]	10.91%
Unallocated Group Variable Annuity | BlackRockHighYieldPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return, consistent with income generation and prudent investment management.
Portfolio Company Name [Text Block]	BlackRock High Yield Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Financial Management, Inc.
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	13.41%
Average Annual Total Returns, 5 Years [Percent]	5.92%
Average Annual Total Returns, 10 Years [Percent]	4.79%
Unallocated Group Variable Annuity | BrighthouseAssetAllocation100PortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 100 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	20.81%
Average Annual Total Returns, 5 Years [Percent]	11.55%
Average Annual Total Returns, 10 Years [Percent]	7.92%
Unallocated Group Variable Annuity | BrighthouseSmallCapValuePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Brighthouse Small Cap Value Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust, and Allspring Global Investments, LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	13.95%
Average Annual Total Returns, 5 Years [Percent]	10.81%
Average Annual Total Returns, 10 Years [Percent]	7.17%
Unallocated Group Variable Annuity | BrighthouseWellingtonLargeCapResearchPortfolioClassEMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Brighthouse/Wellington Large Cap Research Portfolio — Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	25.51%
Average Annual Total Returns, 5 Years [Percent]	15.21%
Average Annual Total Returns, 10 Years [Percent]	11.54%
Unallocated Group Variable Annuity | CBREGlobalRealEstatePortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.
Portfolio Company Name [Text Block]	CBRE Global Real Estate Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	CBRE Investment Management Listed Real Assets LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	12.87%
Average Annual Total Returns, 5 Years [Percent]	6.40%
Average Annual Total Returns, 10 Years [Percent]	4.65%
Unallocated Group Variable Annuity | HarrisOakmarkInternationalPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Harris Oakmark International Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Harris Associates L.P.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	19.26%
Average Annual Total Returns, 5 Years [Percent]	7.50%
Average Annual Total Returns, 10 Years [Percent]	3.45%
Unallocated Group Variable Annuity | InvescoComstockPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital growth and income.
Portfolio Company Name [Text Block]	Invesco Comstock Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	12.21%
Average Annual Total Returns, 5 Years [Percent]	13.33%
Average Annual Total Returns, 10 Years [Percent]	8.86%
Unallocated Group Variable Annuity | InvescoGlobalEquityPortfolioClassEMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco Global Equity Portfolio — Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	34.73%
Average Annual Total Returns, 5 Years [Percent]	12.31%
Average Annual Total Returns, 10 Years [Percent]	8.52%
Unallocated Group Variable Annuity | LoomisSaylesGrowthPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Loomis Sayles Growth Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	52.06%
Average Annual Total Returns, 5 Years [Percent]	16.39%
Average Annual Total Returns, 10 Years [Percent]	10.80%
Unallocated Group Variable Annuity | PIMCOTotalReturnPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO Total Return Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	6.05%
Average Annual Total Returns, 5 Years [Percent]	1.01%
Average Annual Total Returns, 10 Years [Percent]	1.60%
Unallocated Group Variable Annuity | TRowePriceLargeCapValuePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.
Portfolio Company Name [Text Block]	T. Rowe Price Large Cap Value Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	9.64%
Average Annual Total Returns, 5 Years [Percent]	11.26%
Average Annual Total Returns, 10 Years [Percent]	8.66%
Unallocated Group Variable Annuity | TRowePriceLargeCapValuePortfolioClassEMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.
Portfolio Company Name [Text Block]	T. Rowe Price Large Cap Value Portfolio — Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	9.78%
Average Annual Total Returns, 5 Years [Percent]	11.38%
Unallocated Group Variable Annuity | VictorySycamoreMidCapValuePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high total return by investing in equity securities of mid-sized companies.
Portfolio Company Name [Text Block]	Victory Sycamore Mid Cap Value Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	9.94%
Average Annual Total Returns, 5 Years [Percent]	14.38%
Average Annual Total Returns, 10 Years [Percent]	8.30%
Unallocated Group Variable Annuity | BlackRockBondIncomePortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a competitive total return primarily from investing in fixed-income securities.
Portfolio Company Name [Text Block]	BlackRock Bond Income Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	5.84%
Average Annual Total Returns, 5 Years [Percent]	1.53%
Average Annual Total Returns, 10 Years [Percent]	2.20%
Unallocated Group Variable Annuity | BlackRockCapitalAppreciationPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	49.61%
Average Annual Total Returns, 5 Years [Percent]	16.15%
Average Annual Total Returns, 10 Years [Percent]	12.88%
Unallocated Group Variable Annuity | BlackRockUltraShortTermBondPortfolioClassEMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.
Portfolio Company Name [Text Block]	BlackRock Ultra-Short Term Bond Portfolio — Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	4.90%
Average Annual Total Returns, 5 Years [Percent]	1.60%
Average Annual Total Returns, 10 Years [Percent]	1.06%
Unallocated Group Variable Annuity | BrighthouseAssetAllocation20PortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of current income, with growth of capital as a secondary objective.
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 20 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	7.83%
Average Annual Total Returns, 5 Years [Percent]	3.62%
Average Annual Total Returns, 10 Years [Percent]	3.05%
Unallocated Group Variable Annuity | BrighthouseAssetAllocation40PortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 40 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	10.52%
Average Annual Total Returns, 5 Years [Percent]	5.60%
Average Annual Total Returns, 10 Years [Percent]	4.34%
Unallocated Group Variable Annuity | BrighthouseAssetAllocation60PortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 60 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	13.59%
Average Annual Total Returns, 5 Years [Percent]	7.72%
Average Annual Total Returns, 10 Years [Percent]	5.67%
Unallocated Group Variable Annuity | BrighthouseAssetAllocation80PortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 80 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	17.30%
Average Annual Total Returns, 5 Years [Percent]	9.75%
Average Annual Total Returns, 10 Years [Percent]	6.91%
Unallocated Group Variable Annuity | BrighthouseWellingtonCoreEquityOpportunitiesPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.
Portfolio Company Name [Text Block]	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	7.66%
Average Annual Total Returns, 5 Years [Percent]	13.12%
Average Annual Total Returns, 10 Years [Percent]	10.36%
Unallocated Group Variable Annuity | FrontierMidCapGrowthPortfolioClassDMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum capital appreciation.
Portfolio Company Name [Text Block]	Frontier Mid Cap Growth Portfolio — Class D
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Frontier Capital Management Company, LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	17.88%
Average Annual Total Returns, 5 Years [Percent]	11.15%
Average Annual Total Returns, 10 Years [Percent]	9.17%
Unallocated Group Variable Annuity | JennisonGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Jennison Growth Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	52.86%
Average Annual Total Returns, 5 Years [Percent]	17.69%
Average Annual Total Returns, 10 Years [Percent]	14.03%
Unallocated Group Variable Annuity | MetLifeAggregateBondIndexPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to track the performance of the Bloomberg U.S. Aggregate Bond Index.
Portfolio Company Name [Text Block]	MetLife Aggregate Bond Index Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	5.20%
Average Annual Total Returns, 5 Years [Percent]	0.87%
Average Annual Total Returns, 10 Years [Percent]	1.57%
Unallocated Group Variable Annuity | MetLifeMSCIEAFEIndexPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to track the performance of the MSCI EAFE® Index.
Portfolio Company Name [Text Block]	MetLife MSCI EAFE® Index Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	17.93%
Average Annual Total Returns, 5 Years [Percent]	7.99%
Average Annual Total Returns, 10 Years [Percent]	4.05%
Unallocated Group Variable Annuity | MetLifeRussell2000IndexPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to track the performance of the Russell 2000® Index.
Portfolio Company Name [Text Block]	MetLife Russell 2000® Index Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	16.80%
Average Annual Total Returns, 5 Years [Percent]	9.90%
Average Annual Total Returns, 10 Years [Percent]	7.16%
Unallocated Group Variable Annuity | MetLifeStockIndexPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.
Portfolio Company Name [Text Block]	MetLife Stock Index Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	25.94%
Average Annual Total Returns, 5 Years [Percent]	15.39%
Average Annual Total Returns, 10 Years [Percent]	11.75%
Unallocated Group Variable Annuity | MFSTotalReturnPortfolioClassFMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a favorable total return through investment in a diversified portfolio.
Portfolio Company Name [Text Block]	MFS® Total Return Portfolio — Class F
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	10.19%
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]	6.38%
Unallocated Group Variable Annuity | MFSValuePortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	MFS® Value Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	8.15%
Average Annual Total Returns, 5 Years [Percent]	11.55%
Average Annual Total Returns, 10 Years [Percent]	8.78%
Unallocated Group Variable Annuity | NeubergerBermanGenesisPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high total return, consisting principally of capital appreciation.
Portfolio Company Name [Text Block]	Neuberger Berman Genesis Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	15.53%
Average Annual Total Returns, 5 Years [Percent]	12.40%
Average Annual Total Returns, 10 Years [Percent]	8.75%
Unallocated Group Variable Annuity | TRowePriceLargeCapGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	T. Rowe Price Large Cap Growth Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	46.53%
Average Annual Total Returns, 5 Years [Percent]	13.23%
Average Annual Total Returns, 10 Years [Percent]	11.60%
Unallocated Group Variable Annuity | TRowePriceSmallCapGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth.
Portfolio Company Name [Text Block]	T. Rowe Price Small Cap Growth Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	21.28%
Average Annual Total Returns, 5 Years [Percent]	11.56%
Average Annual Total Returns, 10 Years [Percent]	9.17%
Unallocated Group Variable Annuity | WesternAssetManagementStrategicBondOpportunitiesPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with preservation of capital.
Portfolio Company Name [Text Block]	Western Asset Management Strategic Bond Opportunities Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company LLC
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	9.44%
Average Annual Total Returns, 5 Years [Percent]	2.80%
Average Annual Total Returns, 10 Years [Percent]	3.01%
Unallocated Group Variable Annuity | WesternAssetManagementUSGovernmentPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.
Portfolio Company Name [Text Block]	Western Asset Management U.S. Government Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	4.87%
Average Annual Total Returns, 5 Years [Percent]	0.95%
Average Annual Total Returns, 10 Years [Percent]	1.23%
Unallocated Group Variable Annuity | ContrafundPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Contrafund® Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, and FMR Japan
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	33.12%
Average Annual Total Returns, 5 Years [Percent]	16.36%
Average Annual Total Returns, 10 Years [Percent]	11.33%
Unallocated Group Variable Annuity | MidCapPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Mid Cap Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, and FMR Japan
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	14.80%
Average Annual Total Returns, 5 Years [Percent]	12.17%
Average Annual Total Returns, 10 Years [Percent]	7.85%
Unallocated Group Variable Annuity | FranklinSmallMidCapGrowthVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth.
Portfolio Company Name [Text Block]	Franklin Small-Mid Cap Growth VIP Fund — Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	26.74%
Average Annual Total Returns, 5 Years [Percent]	13.51%
Average Annual Total Returns, 10 Years [Percent]	8.96%
Unallocated Group Variable Annuity | TempletonDevelopingMarketsVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Templeton Developing Markets VIP Fund — Class 2
Portfolio Company Adviser [Text Block]	Templeton Asset Management Ltd.
Portfolio Company Subadviser [Text Block]	Franklin Templeton Investment Management Limited
Current Expenses [Percent]	1.35%
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	4.22%
Average Annual Total Returns, 10 Years [Percent]	2.32%
Unallocated Group Variable Annuity | TempletonForeignVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth.
Portfolio Company Name [Text Block]	Templeton Foreign VIP Fund — Class 2
Portfolio Company Adviser [Text Block]	Templeton Investment Counsel, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	20.76%
Average Annual Total Returns, 5 Years [Percent]	5.27%
Average Annual Total Returns, 10 Years [Percent]	1.28%
Unallocated Group Variable Annuity | JanusHendersonEnterprisePortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Portfolio — Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	17.78%
Average Annual Total Returns, 5 Years [Percent]	13.14%
Average Annual Total Returns, 10 Years [Percent]	11.82%
Unallocated Group Variable Annuity | WesternAssetCorporateBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return, consistent with prudent investment management. Total return consists of income and capital appreciation.
Portfolio Company Name [Text Block]	Western Asset Corporate Bond Fund — Class A
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	7.41%
Average Annual Total Returns, 5 Years [Percent]	2.36%
Average Annual Total Returns, 10 Years [Percent]	3.00%
Unallocated Group Variable Annuity | ClearBridgeSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth.
Portfolio Company Name [Text Block]	ClearBridge Small Cap Value Fund — Class A
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.35%
Average Annual Total Returns, 1 Year [Percent]	14.48%
Average Annual Total Returns, 5 Years [Percent]	10.06%
Average Annual Total Returns, 10 Years [Percent]	4.80%
Unallocated Group Variable Annuity | ClearBridgeVariableAppreciationPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	ClearBridge Variable Appreciation Portfolio — Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	19.71%
Average Annual Total Returns, 5 Years [Percent]	14.07%
Average Annual Total Returns, 10 Years [Percent]	10.88%
Unallocated Group Variable Annuity | ClearBridgeVariableDividendStrategyPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks dividend income, growth of dividend income and long-term capital appreciation.
Portfolio Company Name [Text Block]	ClearBridge Variable Dividend Strategy Portfolio — Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	14.20%
Average Annual Total Returns, 5 Years [Percent]	13.52%
Average Annual Total Returns, 10 Years [Percent]	10.33%
Unallocated Group Variable Annuity | ClearBridgeVariableGrowthPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	ClearBridge Variable Growth Portfolio — Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	24.43%
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]	6.64%
Unallocated Group Variable Annuity | ClearBridgeVariableLargeCapGrowthPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	ClearBridge Variable Large Cap Growth Portfolio — Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	44.02%
Average Annual Total Returns, 5 Years [Percent]	15.51%
Average Annual Total Returns, 10 Years [Percent]	13.27%
Unallocated Group Variable Annuity | ClearBridgeVariableLargeCapValuePortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.
Portfolio Company Name [Text Block]	ClearBridge Variable Large Cap Value Portfolio — Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	15.09%
Average Annual Total Returns, 5 Years [Percent]	13.02%
Average Annual Total Returns, 10 Years [Percent]	8.99%
Unallocated Group Variable Annuity | ClearBridgeVariableSmallCapGrowthPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	ClearBridge Variable Small Cap Growth Portfolio — Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	8.40%
Average Annual Total Returns, 5 Years [Percent]	9.56%
Average Annual Total Returns, 10 Years [Percent]	7.89%
Unallocated Group Variable Annuity | WesternAssetVariableGlobalHighYieldBondPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return.
Portfolio Company Name [Text Block]	Western Asset Variable Global High Yield Bond Portfolio — Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Pte. Ltd.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	10.26%
Average Annual Total Returns, 5 Years [Percent]	3.42%
Average Annual Total Returns, 10 Years [Percent]	2.89%
Unallocated Group Variable Annuity | Previously Offered [Member]
Prospectus:
Deferred Sales Load, Footnotes [Text Block]	For Contracts issued before May 24, 2005, the surrender charge declines to zero after the end of the 8thContract Year. During the Annuity Period, if you elect the Variable Liquidity Benefit, there is a charge of 5% of the amounts withdrawn for the first eight years. Starting at year nine, the Variable Liquidity Benefit charge is zero. This charge is not assessed during the Accumulation Period. (Please refer to “Payment Options” section for a description of this benefit.) The charge is as follows:
Offered Ending [Date]	May 24, 2005
Unallocated Group Variable Annuity | DeathBenefitMember
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit at least equal to the Contract Value (less any amounts due) to Your Beneficiary(ies) if You die during the Accumulation Period
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Amount payable depends on multiple factors, such as type of Contract, age at time of death, Contract Value, total Purchase Payments, and prior withdrawals•Withdrawals may significantly reduce the benefit•Not available under all Contracts
Name of Benefit [Text Block]	Death Benefit
Unallocated Group Variable Annuity | VariableLiquidityBenefitMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	5.00%
Name of Benefit [Text Block]	Variable Liquidity Benefit
Purpose of Benefit [Text Block]	Provides liquidity during the Annuity Period by allowing the Owner to take withdrawals during the Annuity Period based on the present value of Your remaining Annuity Payments
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	5.00%
Brief Restrictions / Limitations [Text Block]	•Only offered in connection with a specific Annuity option that includes payments for a fixed period•Withdrawals may significantly reduce or eliminate remaining Annuity Payments
Name of Benefit [Text Block]	Variable Liquidity Benefit
Operation of Benefit [Text Block]	Variable Liquidity Benefit This benefit is offered with Variable Annuity option “Payments for a Fixed Period” (without life contingency) where payments are made on a variable basis. At any time after annuitization and before death, a Participant may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum surrender charge rate shown on the specifications page of the Contract, (provided that the Contract is not beyond the fifth or eighth Contract Year, as specified in the applicable chart), multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract. For example, assume 9 years of Annuity Payments have been paid under a Payments for a Fixed Period (without life contingency) option. At the end of the 9th year, the Participant decides to exercise the Variable Liquidity Benefit feature. Assume the most recent period certain payment prior to the request was $100 a month, then the present value of $100 a month over the remaining 1 year period, assuming an annual effective interest rate of 4.5% (daily net investment factor of 3.50% plus 1%) is $1,176.13. The Variable Liquidity Benefit payable would be: $1,176.13 minus 0 (0% Withdrawal Charge multiplied by $1,176.13) = $1,176.13.
Unallocated Group Variable Annuity | VariableLiquidityBenefitChargeMember
Prospectus:
Operation of Benefit [Text Block]	Variable Liquidity Benefit Charge If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn during the Annuity Period. This charge is not assessed during the Accumulation Period. This charge compensates us generally for the costs and risks we assume in providing the benefit. For Contracts issued on or after May 24, 2005, We will assess the charge as a percentage of the total benefit received as follows: For Contracts issued before May 24, 2005, We will assess the charge as a percentage of the total benefit received as follows: Please refer to “the Annuity Period” section for a description of this benefit.
Unallocated Group Variable Annuity | Standard Death Benefit [Member]
Prospectus:
Operation of Benefit [Text Block]	Death Benefit
Death Benefits Prior to the Maturity Date Death Benefits may not be available in all jurisdictions. If provided by the Contract, in the event the Participant dies before the selected Maturity Date or the Participant’s attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of (a) the Contract Value of the amount attributable to the Participant or (b) the total Purchase Payments made under the Contract attributable to that Participant, less any applicable Premium Tax and prior surrenders not previously deducted (including any applicable surrender charge) and any outstanding loan balance as of the Death Report Date. The death benefit amount is determined in the same manner as with an allocated Contract, subject to the Plan providing the Company with required information about Participant contributions, withdrawals, outstanding loan amounts, and any other required information. If the Participant dies on or after age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value attributable to the Participant less any applicable Premium Tax, prior surrenders not previously deducted, and any outstanding loan balance, as of the date We receive Due Proof of Death and instructions for payment in Good Order. We will pay this benefit upon receiving Due Proof of Death along with a Written Request setting forth the Contract Value and the total Purchase Payments attributable to the Participant under the Contract. In addition, We will require copies of records and any other reasonable proof We find necessary to verify the Contract Value and total Purchase Payments attributable to the Participant under the Contract. The death benefit may be taken by the Beneficiary in one of three ways: 1) in one sum (including either by check; by placing the amount in an account that earns interest or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds or under any other settlement options that We may make available), in which case payment will be made within seven days of Our receipt of Due Proof of Death and instructions for payment in Good Order, unless subject to postponement as explained below; 2) within five years of the Participant’s date of death; or 3) subject to applicable tax rules, applied to a lifetime Annuity. The Beneficiary may choose to have Annuity Payments made on a variable basis, fixed basis, or a combination of the two. See “Federal Tax Considerations” for information about federal tax law distribution requirements that apply upon the Participant’s death. If We are notified of the Participant’s Death before any requested transaction is completed, We will cancel the request. As described above, the death benefit will be determined when We receive both Due Proof of Death and instructions for payment in Good Order.